Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Dec. 31, 2020
Parvin Hedged Equity Solari World Fund
Account Value [Line Items]
Accumulated Value	$ 11,466	$ 10,573	$ 9,785	$ 9,551	$ 8,878	$ 8,920	$ 9,255	$ 10,143	$ 9,890	$ 10,100	$ 10,000
M S C I All Country World Index [Member]
Account Value [Line Items]
Accumulated Value	$ 17,216	$ 14,946	$ 14,499	$ 13,091	$ 11,444	$ 10,545	$ 10,164	$ 10,400	$ 11,442	$ 11,105	$ 10,000